SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH JULY 2003

        THE CENTRAL EUROPE AND RUSSIA FUND, INC.
(Name of registered closed-end investment company)

              			     Approx Asset
Date	         Number    Price    Value or Approx       Seller
Each   Ident   Shares     Per      Asset Cov/Shr     or Seller's
Trans   Sec    Purch     Share    at Time of Purch      Broker


07-02	  CEE      5000      16.6500      19.64  	   	Weeden & Co
07-03   " "      1000      16.7740      19.56             " "
07-07	  " "      1000      17.1500      20.02		    " "
07-08   " "      5000      17.1432      19.91		    " "
07-09   " "      1000      17.2000      19.90		    " "
07-10   " "      5000      17.1708      19.77		    " "
07-11   " "      5000      17.2880      19.75		    " "
07-14   " "      1000      17.4700      20.07		    " "
07-15   " "      1000      17.6300      20.09		    " "
07-16   " "       500      17.3700      19.63		    " "
07-21   " "      1000      16.5350      19.66		    " "
07-22   " "      4500      16.9902      19.72		    " "
07-23   " "      4500      16.8504      19.59		    " "
07-24   " "      4000      17.0000      19.85		    " "
07-25   " "      1000      16.9980      19.87		    " "
07-28   " "      3500      17.2329      20.18		    " "
07-29   " "      3800      17.2466      20.32		    " "
07-30   " "      3000      17.2000      20.26		    " "
07-31   " "      3800      17.6405      20.29		    " "



The Central Europe and Russia Fund, Inc.
Name of Registrant
By Isabella Chan - Fund Administrator
Date of Statement          08/08/03